UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Value Fund	September 30, 2017

T. Rowe Price Value Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.1%		
CONSUMER DISCRETIONARY 3.8%		
Auto Components 0.7%		
Magna International	3,222,042	171,993
		171,993
Automobiles 0.1%		
General Motors	632,200	25,528
		25,528
Hotels, Restaurants & Leisure 0.6%		
Las Vegas Sands	65,386	4,195
Norwegian Cruise Line Holdings (1)	2,941,522	158,990
		163,185
Household Durables 0.4%		
Lennar, Class A	1,763,243	93,099
		93,099
Media 1.7%		
Comcast, Class A	5,617,700	216,169
Twenty-First Century Fox	8,303,500	214,147
		430,316
Specialty Retail 0.3%		
L Brands (2)	1,483,400	61,724
Lowe's	289,400	23,135
		84,859
Total Consumer Discretionary		968,980
CONSUMER STAPLES 9.4%		
Food & Staples Retailing 1.9%		
CVS Health	1,345,600	109,424

Wal-Mart	4,779,600	373,478
		482,902
Food Products 4.4%		
Bunge Limited	584,021	40,566
Kraft Heinz	74,700	5,793
Tyson Foods, Class A (3)	15,108,889	1,064,422
		1,110,781
Household Products 0.3%		
Procter & Gamble	777,800	70,764
		70,764
Tobacco 2.8%		
British American Tobacco (GBP)	2,371,300	148,452
Philip Morris International	5,153,777	572,121
		720,573
Total Consumer Staples		2,385,020
ENERGY 8.2%		
Oil, Gas & Consumable Fuels 8.2%		
Andeavor	1,429,994	147,504
BP, ADR	637,400	24,495
Canadian Natural Resources	2,936,500	98,343
Chevron	1,070,556	125,790
Devon Energy	1,262,800	46,358
Enbridge	238,582	9,982
Encana (2)	5,689,700	67,025
EOG Resources	4,014,519	388,365
ExxonMobil	1,705,100	139,784
Marathon Petroleum	2,334,201	130,902
Noble Energy	1,876,429	53,216
Occidental Petroleum	2,460,598	157,995
Total, ADR	5,495,278	294,107
TransCanada	7,778,555	384,494

XL Group	5,352,456	211,154
		1,311,411
Total Financials		6,228,050
HEALTH CARE 18.3%		
Biotechnology 1.5%		
Biogen (1)	499,900	156,529
Gilead Sciences	2,668,988	216,241
		372,770
Health Care Equipment & Supplies 5.6%		
Abbott Laboratories	3,824,672	204,084
Becton, Dickinson & Company (2)	1,443,667	282,887
Danaher	2,786,452	239,022
Hologic (1)	4,015,300	147,321
Medtronic	5,154,737	400,884
Stryker	1,121,800	159,318
		1,433,516
Health Care Providers & Services 4.2%		
Aetna	3,276,151	520,941
Anthem	1,603,204	304,416
HCA Healthcare (1)	2,989,015	237,896
		1,063,253
Life Sciences Tools & Services 1.4%		
Agilent Technologies	3,239,207	207,957
Thermo Fisher Scientific	827,830	156,626
		364,583
Pharmaceuticals 5.6%		
Allergan	631,000	129,323
Johnson & Johnson	1,410,700	183,405
Merck	9,510,693	608,970
Perrigo (2)	1,365,505	115,590

Pfizer	10,495,765	374,699
		1,411,987
Total Health Care		4,646,109
INDUSTRIALS & BUSINESS SERVICES 9.5%		
Aerospace & Defense 2.8%		
Boeing	1,375,022	349,544
Harris	1,300,269	171,219
Rockwell Collins	623,959	81,558
United Technologies	950,400	110,323
		712,644
Air Freight & Logistics 0.4%		
UPS, Class B	897,364	107,764
		107,764
Airlines 1.2%		
American Airlines	3,238,717	153,807
Delta Air Lines	3,064,998	147,794
		301,601
Building Products 1.8%		
Fortune Brands Home & Security	1,753,300	117,875
Johnson Controls International	8,573,821	345,439
		463,314
Commercial Services & Supplies 0.4%		
Stericycle (1)	1,362,904	97,611
		97,611
Industrial Conglomerates 2.1%		
GE	3,879,450	93,805
Honeywell International	1,958,700	277,626
Roper Technologies	698,561	170,030
		541,461

Machinery 0.8%		
Pentair	687,186	46,701
Stanley Black & Decker	960,200	144,961
		191,662
Total Industrials & Business Services		2,416,057
INFORMATION TECHNOLOGY 10.3%		
Communications Equipment 0.7%		
Cisco Systems	5,603,700	188,452
		188,452
Electronic Equipment, Instruments & Components 0.5%		
Keysight Technologies (1)	2,274,527	94,757
TE Connectivity	433,600	36,015
		130,772
Semiconductors & Semiconductor Equipment 2.3%		
Applied Materials	1,626,296	84,714
Broadcom	977,839	237,165
Qualcomm	4,917,393	254,918
		576,797
Software 6.0%		
Microsoft	14,860,500	1,106,959
Symantec	7,450,780	244,460
Synopsys (1)	2,117,799	170,546
		1,521,965
Technology Hardware, Storage & Peripherals 0.8%		
Apple	525,437	80,980
Hewlett Packard Enterprise	2,102,927	30,934
Western Digital	912,277	78,821
		190,735
Total Information Technology		2,608,721

MATERIALS 5.1%		
Chemicals 0.8%		
CF Industries	3,716,000	130,655
DowDuPont	3,991,894	276,359
Eastman Chemical	631,500	57,144
		464,158
Construction Materials 0.1%		
Vulcan Materials	280,400	33,536
		33,536
Containers & Packaging 2.0%		
Ball	5,247,014	216,701
International Paper	5,277,204	299,851
		516,552
Total Materials		1,014,246
REAL ESTATE 1.6%		
Equity Real Estate Investment Trusts 1.6%		
Crown Castle International, REIT	2,047,300	204,689
VEREIT, REIT	7,057,757	58,509
Weyerhaeuser, REIT	3,927,500	133,653
Total Real Estate		396,851
TELECOMMUNICATION SERVICES 0.6%		
Diversified Telecommunication Services 0.6%		
Verizon Communications	3,138,200	155,309
Total Telecommunication Services		155,309
UTILITIES 8.9%		
Electric Utilities 7.5%		
American Electric Power	4,181,603	293,716

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, the value of loaned securities was $32,270,000; the value of cash collateral and related investments was $33,361,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017